Contingencies (Details Textual) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Nov. 30, 2016 INR (₨)	Apr. 30, 2014 INR (₨)
Disclosure of contingencies [Line Items]
Number of licenses	0	27
Contract liabilities	₨ 4,296,441	₨ 3,589,953
Allowance paid to employees	6,400
Maximum amount of securities issuable	6,000,000
Compulsorily Convertible Debentures [Member] | Put Option Agreement [Member]
Disclosure of contingencies [Line Items]
Debt conversion converted instrument shares issued, Value	1,980,000	2,020,000
Maximum amount of securities issuable	6,000,000
Tax contingent liability [member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	0	0
Service tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	416,000	416,000
Contract liabilities	0		₨ 64,600	₨ 161,800
Sales tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	226,000	226,000
Loss contingency payment under protest	1,800
Export obligation [Member]
Disclosure of contingencies [Line Items]
Contract liabilities	₨ 0	₨ 2,453,000